Segment Information - Summary of Assets by Geographical Area (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Property, plant and equipment	$ 1,649.2	$ 1,687.6	$ 1,956.0	$ 968.9
Intangible assets	2,246.5	2,213.4	$ 2,075.6	$ 894.1
Total	3,895.7	3,901.0
Operating Segments [member]
Disclosure of operating segments [line items]
Property, plant and equipment	1,649.2	1,687.6
Intangible assets	2,246.5	2,213.4
Total	3,895.7	3,901.0
Operating Segments [member] | North America [member]
Disclosure of operating segments [line items]
Property, plant and equipment	351.1	337.7
Intangible assets	107.8	96.6
Total	458.9	434.3
Operating Segments [member] | Europe [member]
Disclosure of operating segments [line items]
Property, plant and equipment	263.0	305.9
Intangible assets	45.3	43.2
Total	308.3	349.1
Operating Segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Property, plant and equipment	69.0	44.4
Total	69.0	44.4
Operating Segments [member] | Brazil [member]
Disclosure of operating segments [line items]
Property, plant and equipment	966.1	999.6
Intangible assets	2,093.4	2,073.6
Total	$ 3,059.5	$ 3,073.2